Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Intangible Assets

		Other intangible assets
	Goodwill $m	Marketing- related $m	Customer- related (i) $m	Contract- based $m	Total $m
At 31 December 2021
Cost/deemed cost	10,251	202	705	77	11,235
Accumulated amortisation (and impairment charges)	(800)	(98)	(423)	(66)	(1,387)
Net carrying amount	9,451	104	282	11	9,848

At 1 January 2021, net carrying amount	9,032	87	240	14	9,373
Translation adjustment	(221)	(1)	-	1	(221)
Arising on acquisition (note 30)	679	32	99	-	810
Disposals	(39)	-	(1)	-	(40)
Amortisation charge for year (ii)	-	(14)	(56)	(4)	(74)
At 31 December 2021, net carrying amount	9,451	104	282	11	9,848

The equivalent disclosure for the prior year is as follows:

At 31 December 2020
Cost/deemed cost	9,790	172	601	75	10,638
Accumulated amortisation (and impairment charges)	(758)	(85)	(361)	(61)	(1,265)
Net carrying amount	9,032	87	240	14	9,373

At 1 January 2020, net carrying amount	9,093	95	265	22	9,475
Translation adjustment	198	1	2	-	201
Reclassifications	-	-	-	(5)	(5)
Arising on acquisition (note 30)	157	2	29	-	188
Disposals	(6)	-	-	-	(6)
Amortisation charge for year (ii)	-	(11)	(56)	(3)	(70)
Impairment charge for year (iii)	(410)	-	-	-	(410)
At 31 December 2020, net carrying amount	9,032	87	240	14	9,373

At 1 January 2020
Cost/deemed cost	9,413	167	575	87	10,242
Accumulated amortisation (and impairment charges)	(320)	(72)	(310)	(65)	(767)
Net carrying amount	9,093	95	265	22	9,475

(i)	The customer-related intangible assets relate predominantly to non-contractual customer relationships.

(ii)	The amortisation charge primarily relates to customer-related intangible assets.

(iii)	Further details on note (iii) are set out overleaf.

Summary of Goodwill by Cash Generating Units

	Number of cash-generating units		Goodwill
	2021	2020	2021 $m	2020 $m
Americas Materials	5	5	4,292	4,057
Europe Materials	16	16	2,195	2,402
Building Products	1	1	2,964	2,573
Total Group	22	22	9,451	9,032

Summary of Key Assumptions and Sensitivity Analysis Relating to Cash Generating Units Explanatory

One cash-generating unit
Reduction in EBITDA (as defined)* margin	5.3 percentage points
Reduction in long-term growth rate	3.2 percentage points
Increase in pre-tax discount rate	2.7 percentage points